Commitments and Contingencies - Indemnifications (Narrative) (Details)	12 Months Ended
Dec. 31, 2017
Taxes attributable to business after spin-off
Loss Contingencies [Line Items]
Certain taxes Exterran Corporation is generally liable for (as a percent)	50.00%